Long-term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long-term Debt - Principal payments
December 31, 2013	$ 28,766
December 31, 2014	23,300
December 31, 2015	28,215
December 31, 2016	96,745
December 31, 2017	3,941
December 31, 2018 and thereafter	43,147
Total	$ 224,114